UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21265

                                             Invesco Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                                       Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                                                 Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-983-0903

Date of fiscal year end:  August 31

Date of reporting period: November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of November 30, 2018 is set forth below.

Schedule of Investments(a)

Invesco BRIC ETF (EEB)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 17.9%
4,678	58.com, Inc. ADR (China)(b)	$278,762
3,069	Autohome, Inc. ADR (China)	252,701
10,040	Baidu, Inc. ADR (China)(b)	1,890,331
11,778	Bilibili, Inc. ADR (China)(b)	183,855
7,225	Bitauto Holdings Ltd. ADR (China)(b)	133,373
40,742	China Mobile Ltd. ADR (China)	2,026,507
203,844	China Mobile Ltd. (China)	2,022,616
7,149	China Telecom Corp. Ltd. ADR (China)	385,903
715,393	China Telecom Corp. Ltd., H-Shares (China)	384,858
29,981	China Unicom Hong Kong Ltd. ADR (China)	351,977
299,942	China Unicom Hong Kong Ltd. (China)	347,631
60,180	Fang Holdings Ltd. ADR (China)(b)	110,731
5,682	HUYA, Inc. ADR (China)(b)	98,128
7,030	iQIYI, Inc. ADR (China)(b)	142,779
6,209	Mail.Ru Group Ltd. GDR (Russia)(b)(c)	155,101
26,989	Mobile TeleSystems PJSC ADR (Russia)	199,988
7,359	Momo, Inc. ADR (China)(b)	230,705
3,367	NetEase, Inc. ADR (China)	764,545
26,323	Rostelecom PJSC ADR (Russia)	169,257
65,806	Sistema PJSFC GDR (Russia)(c)	168,463
20,380	Sogou, Inc. ADR (China)(b)	126,560
7,450	Sohu.com Ltd. ADR (China)(b)	155,333
10,583	TIM Participacoes SA ADR (Brazil)	162,132
53,846	VEON Ltd. ADR (Russia)	146,461
3,467	Weibo Corp. ADR (China)(b)	220,779
2,753	YY, Inc. ADR (China)(b)	187,397

		11,296,873

	Consumer Discretionary - 14.0%
34,088	Alibaba Group Holding Ltd. ADR (China)(b)	5,483,396
3,358	Baozun, Inc. ADR (China)(b)	118,437
13,252	Bright Scholar Education Holdings Ltd. ADR (China)(b)	147,230
17,511	Ctrip.com International Ltd. ADR (China)(b)	505,192
2,228	Hailiang Education Group, Inc. ADR (China)(b)	137,022
6,099	Huazhu Group Ltd. ADR (China)	192,362
34,764	JD.com, Inc. ADR (China)(b)	738,040
42,814	Mahindra & Mahindra Ltd. GDR (India)(c)	496,642
17,436	TAL Education Group ADR (China)(b)	489,428
17,907	Tarena International, Inc. ADR (China)	124,812
11,393	Tata Motors Ltd. ADR (India)(b)	138,995
21,344	Tuniu Corp. ADR (China)(b)	128,491
25,365	Vipshop Holdings Ltd. ADR (China)(b)	146,356

		8,846,403

	Consumer Staples - 2.9%
191,191	Ambev SA ADR (Brazil)	816,386
42,372	BRF SA ADR (Brazil)(b)	241,520
9,197	Cia Brasileira de Distribuicao ADR (Brazil)	198,195
40,598	Lenta Ltd. GDR (Russia)(b)(c)	142,499
17,551	Magnit PJSC GDR (Russia)(c)	224,126

7,092	X5 Retail Group NV GDR (Russia)(c)	$180,846

		1,803,572

	Energy - 22.7%
10,685	China Petroleum & Chemical Corp. (Sinopec) ADR (China)	911,858
1,071,147	China Petroleum & Chemical Corp. (Sinopec), H-Shares (China)	910,217
6,554	CNOOC Ltd. ADR (China)	1,103,890
655,876	CNOOC Ltd. (China)	1,114,673
6,658	Gazprom Neft PJSC ADR (Russia)	182,096
248,957	Gazprom PJSC ADR (Russia)	1,185,035
15,334	LUKOIL PJSC ADR (Russia)	1,127,049
3,893	Novatek PJSC GDR (Russia)(c)	662,199
9,516	PetroChina Co. Ltd. ADR (China)	661,362
951,885	PetroChina Co. Ltd., H-Shares (China)	667,776
66,763	Petroleo Brasileiro SA ADR (Brazil)	972,069
94,630	Petroleo Brasileiro SA (Preference Shares) ADR (Brazil)	1,243,438
57,107	Reliance Industries Ltd. GDR (India)(c)	1,890,242
59,202	Rosneft Oil Co. PJSC GDR (Russia)(c)	372,973
50,636	Surgutneftegas PJSC ADR (Russia)	201,329
11,496	Tatneft PJSC ADR (Russia)	724,018
36,889	TMK PJSC GDR (Russia)(c)	122,656
24,129	Ultrapar Participacoes SA ADR (Brazil)	296,063

		14,348,943

	Financials - 19.0%
15,959	Axis Bank Ltd. GDR (India)(b)(c)	707,782
46,936	Banco Bradesco SA ADR (Brazil)	415,383
142,828	Banco Bradesco SA (Preference Shares) ADR (Brazil)	1,422,567
21,806	Banco Santander Brasil SA ADR (Brazil)	244,227
66,949	China Life Insurance Co. Ltd. ADR (China)	719,702
335,250	China Life Insurance Co. Ltd., H-Shares (China)	719,701
24,214	HDFC Bank Ltd. ADR (India)	2,455,784
71,893	ICICI Bank Ltd. ADR (India)	731,152
194,284	Itau Unibanco Holding SA (Preference Shares) ADR (Brazil)	1,812,670
14,615	LexinFintech Holdings Ltd. ADR (China)(b)	138,988
25,705	PPDAI Group, Inc. ADR (China)(b)	142,663
29,175	Qudian, Inc. ADR (China)(b)	148,792
110,718	Sberbank of Russia PJSC ADR (Russia)	1,312,562
17,005	State Bank of India GDR (India)(b)(c)	694,654
9,438	TCS Group Holding PLC GDR (Russia)(c)	163,655
146,137	VTB Bank PJSC GDR (Russia)(c)	182,087

		12,012,369

	Health Care - 1.4%
2,483	BeiGene Ltd. ADR (China)(b)	380,669
4,761	Dr Reddy’s Laboratories Ltd. ADR (India)	183,013
9,107	iKang Healthcare Group, Inc. ADR (China)(b)	162,651
8,507	Zai Lab Ltd. ADR (China)(b)	167,758

		894,091

	Industrials - 5.8%
9,621	Azul SA ADR (Brazil)(b)	259,671
23,465	BEST, Inc. ADR (China)(b)	120,845
5,228	China Eastern Airlines Corp. Ltd. ADR (China)	164,316
268,511	China Eastern Airlines Corp. Ltd., H-Shares (China)	166,752
5,116	China Southern Airlines Co. Ltd. ADR (China)	175,530
264,130	China Southern Airlines Co. Ltd., H-Shares (China)	179,895
14,842	eHi Car Services Ltd. ADR (China)(b)	152,873
10,100	Embraer SA ADR (Brazil)	226,745

Schedule of Investments(a)

14,813	Globaltrans Investment PLC GDR (Russia)(c)	$138,946
32,838	GOL Linhas Aereas Inteligentes SA ADR (Brazil)(b)	374,681
371,415	Guangshen Railway Co. Ltd., H-Shares (China)	145,229
51,943	Larsen & Toubro Ltd. GDR (India)(c)	1,044,054
21,022	Novorossiysk Commercial Sea Port PJSC GDR (Russia)(c)	166,074
19,524	ZTO Express Cayman, Inc. ADR (China)	335,032

		3,650,643

	Information Technology - 5.0%
16,573	21Vianet Group, Inc. ADR (China)(b)	157,112
17,013	Cheetah Mobile, Inc. ADR (China)(b)	108,033
4,933	Daqo New Energy Corp. ADR (China)(b)	128,850
4,520	GDS Holdings Ltd. ADR (China)(b)	133,295
147,133	Infosys Ltd. ADR (India)	1,450,731
11,951	JinkoSolar Holding Co. Ltd. ADR (China)(b)	138,273
11,582	Qiwi PLC ADR (Russia)(b)	174,193
177,946	Semiconductor Manufacturing International Corp. (China)(b)	163,490
35,372	Semiconductor Manufacturing International Corp. ADR (China)(b)	163,065
57,011	Wipro Ltd. ADR (India)	297,598
3,037	WNS (Holdings) Ltd. ADR (India)(b)	148,327
17,089	Xunlei Ltd. ADR (China)(b)	86,812

		3,149,779

	Materials - 7.8%
15,016	Aluminum Corp. of China Ltd. ADR (China)(b)	136,946
387,601	Aluminum Corp. of China Ltd., H-Shares (China)(b)	138,681
5,609	Braskem SA ADR (Brazil)	158,062
77,898	Cia Siderurgica Nacional SA ADR (Brazil)(b)	176,049
17,849	En+ Group PLC GDR (Russia)(c)(d)	86,746
12,818	Fibria Celulose SA ADR (Brazil)	240,337
58,418	Gerdau SA (Preference Shares) ADR (Brazil)	234,840
16,290	Magnitogorsk Iron & Steel Works PJSC GDR (Russia)(c)	145,307
29,136	MMC Norilsk Nickel PJSC ADR (Russia)	548,922
6,238	Novolipetsk Steel PJSC GDR (Russia)(c)	146,843
11,715	PhosAgro PJSC GDR (Russia)(c)	156,044
4,895	Polyus PJSC GDR (Russia)(c)	174,017
11,207	Severstal PJSC GDR (Russia)(c)	164,631
2,770	Sinopec Shanghai Petrochemical Co. Ltd. ADR (China)	126,811
278,344	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares (China)	126,265
35,079	Tata Steel Ltd. GDR (India)(c)	267,302
120,656	Vale SA ADR (Brazil)	1,652,987
22,257	Vedanta Ltd. ADR (India)	248,166

		4,928,956

	Real Estate - 0.3%
83,402	LSR Group PJSC GDR (Russia)(c)	163,468

	Telecommunication Services - 0.4%
23,010	Telefonica Brasil SA ADR (Brazil)	272,668

	Utilities - 2.8%
40,706	Centrais Eletricas Brasileiras SA ADR (Brazil)(b)	257,669
26,010	Cia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	188,052

91,891	Cia Energetica de Minas Gerais ADR (Brazil)	$296,808
31,065	Cia Paranaense de Energia ADR (Brazil)	257,840
7,981	GAIL India Ltd. GDR (India)(c)	232,247
6,283	Huaneng Power International, Inc. ADR (China)	158,332
246,756	Huaneng Power International, Inc., H-Shares (China)	153,873
7,869	Reliance Infrastructure Ltd. GDR (India)(c)	115,674
186,464	RusHydro PJSC ADR (Russia)	132,762

		1,793,257

	Total Common Stocks & Other Equity Interests (Cost $62,068,657)	63,161,022

	Money Market Fund - 0.2%
99,808	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(e) (Cost $99,808)	99,808

	Total Investments in Securities (Cost $62,168,465) - 100.2%	63,260,830
	Other assets less liabilities - (0.2)%	(95,814)

	Net Assets - 100.0%	$63,165,016

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $9,165,278, which represented 14.51% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

This Fund has holdings greater than 10% of net assets in the following countries:

China	47.2%
Brazil	19.7%
India	17.6%
Russia	15.5%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Raymond James SB-1 Equity ETF (RYJ)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 4.3%
3,376	Charter Communications, Inc., Class A(b)	$1,111,379
78,308	Consolidated Communications Holdings, Inc.	1,077,518
46,942	Iridium Communications, Inc.(b)	1,120,975
111,494	ORBCOMM, Inc.(b)	1,056,963
7,814	Spotify Technology SA(b)	1,065,673
15,444	T-Mobile US, Inc.(b)	1,057,142
103,131	WideOpenWest, Inc.(b)	963,244

		7,452,894

	Consumer Discretionary - 9.2%
21,370	Aaron’s, Inc.	1,000,116
6,902	Alibaba Group Holding Ltd. ADR (China)(b)	1,110,256
16,610	Best Buy Co., Inc.	1,072,840
28,808	D.R. Horton, Inc.	1,072,234
11,567	Dine Brands Global, Inc.	1,031,545
9,804	Dollar General Corp.	1,088,146
14,211	Hilton Worldwide Holdings, Inc.	1,073,499
24,108	Lennar Corp., Class A	1,030,135
22,602	Malibu Boats, Inc., Class A(b)	1,094,389
49,157	MarineMax, Inc.(b)	1,043,603
39,243	MasterCraft Boat Holdings, Inc.(b)	1,016,786
2,984	O’Reilly Automotive, Inc.(b)	1,034,791
10,961	Polaris Industries, Inc.	1,063,217
23,418	Service Corp. International	1,081,911
21,116	Tempur Sealy International, Inc.(b)	1,076,494

		15,889,962

	Energy - 19.0%
70,784	Antero Midstream GP LP	1,048,311
58,966	Carrizo Oil & Gas, Inc.(b)	1,008,908
7,610	Concho Resources, Inc.(b)	991,887
22,227	Continental Resources, Inc.(b)	1,016,219
27,298	Delek US Holdings, Inc.	1,086,188
39,021	Enterprise Products Partners LP	1,024,301
61,733	Green Plains Partners LP	830,926
32,299	Halliburton Co.	1,015,158
60,844	Kimbell Royalty Partners LP	1,113,445
60,065	Kinder Morgan, Inc.	1,025,310
62,847	Marathon Oil Corp.	1,048,917
16,183	Marathon Petroleum Corp.	1,054,484
31,395	MPLX LP	1,040,116
254,646	Nabors Industries Ltd.	822,507
130,712	Newpark Resources, Inc.(b)	1,005,175
34,678	Nine Energy Service, Inc.(b)	977,226
133,245	Oasis Petroleum, Inc.(b)	951,369
14,308	Occidental Petroleum Corp.	1,005,423
47,439	Parsley Energy, Inc., Class A(b)	954,947
70,445	Patterson-UTI Energy, Inc.	977,777
6,698	Pioneer Natural Resources Co.	989,630
47,352	Plains All American Pipeline LP	1,090,517
49,583	Plains GP Holdings LP, Class A	1,097,272
56,356	ProPetro Holding Corp.(b)	914,094
114,974	QEP Resources, Inc.(b)	923,241
168,516	SRC Energy, Inc.(b)	972,337
156,974	Superior Energy Services, Inc.(b)	855,508

22,425	Targa Resources Corp.	$1,000,828
47,924	Unit Corp.(b)	996,819
34,138	Viper Energy Partners LP	1,025,164
34,807	Whiting Petroleum Corp.(b)	1,053,608
75,777	WPX Energy, Inc.(b)	1,057,089
67,894	YPF SA ADR (Argentina)(b)	1,016,373

		32,991,074

	Financials - 19.9%
23,233	Aflac, Inc.	1,062,677
27,605	Allegiance Bancshares, Inc.(b)	1,047,058
11,710	Allstate Corp. (The)	1,044,415
15,393	Argo Group International Holdings Ltd.	1,067,043
35,575	Axos Financial, Inc.(b)	1,109,940
104,173	Bancorp, Inc. (The)(b)	1,036,521
152,653	BGC Partners, Inc.(b)	641,085
29,426	Business First Bancshares, Inc.	744,184
50,554	Cadence BanCorp	1,036,863
22,126	Chemical Financial Corp.	1,044,347
13,047	Comerica, Inc.	1,033,062
51,669	ConnectOne Bancorp, Inc.	1,040,614
45,533	FedNat Holding Co.	996,262
74,303	Fidus Investment Corp.	1,046,929
28,014	FVCBankcorp, Inc.(b)	567,284
48,993	Goldman Sachs BDC, Inc.	1,030,323
55,447	Granite Point Mortgage Trust, Inc. REIT	1,051,275
26,182	Hancock Whitney Corp.	1,053,040
18,250	Independent Bank Group, Inc.	1,044,265
14,024	Kemper Corp.	1,067,226
59,717	Ladder Capital Corp. REIT	1,054,005
44,937	Meta Financial Group, Inc.	1,027,260
10,743	Northern Trust Corp.	1,066,028
47,746	Old Republic International Corp.	1,076,672
27,806	Origin Bancorp, Inc.	1,039,388
26,343	PacWest Bancorp	1,060,042
20,318	Preferred Bank	1,040,688
16,193	Progressive Corp. (The)	1,073,434
65,191	Regions Financial Corp.	1,072,392
4,509	SVB Financial Group(b)	1,148,938
30,138	Union Bankshares Corp.	1,066,885
6,580	Willis Towers Watson PLC	1,049,181
13,547	Wintrust Financial Corp.	1,047,860
21,891	Zions Bancorp NA	1,065,216

		34,652,402

	Health Care - 16.9%
32,179	Acadia Healthcare Co., Inc.(b)	1,093,121
40,111	Acer Therapeutics, Inc.(b)	918,943
18,710	ANI Pharmaceuticals, Inc.(b)	1,040,089
310,637	Antares Pharma, Inc.(b)	1,121,400
4,261	Becton, Dickinson and Co.	1,076,968
29,807	Boston Scientific Corp.(b)	1,122,830
38,947	CareDx, Inc.(b)	1,139,979
106,321	ChemoCentryx, Inc.(b)	1,068,526
104,843	Cidara Therapeutics, Inc.(b)	381,628
13,734	CVS Health Corp.	1,101,467
64,498	Flexion Therapeutics, Inc.(b)	1,051,962
10,406	Galapagos NV ADR (Belgium)(b)	1,048,092
15,453	Gilead Sciences, Inc.	1,111,689
4,361	ICU Medical, Inc.(b)	1,048,777
16,097	Incyte Corp.(b)	1,034,232
8,875	IQVIA Holdings, Inc.(b)	1,109,996
6,867	Loxo Oncology, Inc.(b)	964,264
195,696	Ocular Therapeutix, Inc.(b)	1,303,335
17,543	Quidel Corp.(b)	1,066,965
73,039	Ra Pharmaceuticals, Inc.(b)	1,151,825
80,446	RadNet, Inc.(b)	1,036,949
9,511	Sage Therapeutics, Inc.(b)	1,096,523
25,433	Sol-Gel Technologies Ltd. (Israel)(b)	169,384

Schedule of Investments(a)

25,521	Spark Therapeutics, Inc.(b)	$1,075,200
4,053	Teleflex, Inc.	1,116,277
419,578	Teligent, Inc.(b)	864,331
3,958	UnitedHealth Group, Inc.	1,113,623
84,121	Viking Therapeutics, Inc.(b)	949,726
86,957	Voyager Therapeutics, Inc.(b)	991,310

		29,369,411

	Industrials - 11.1%
15,051	Alaska Air Group, Inc.	1,102,636
33,615	Casella Waste Systems, Inc., Class A(b)	1,097,530
83,254	Construction Partners, Inc., Class A(b)	815,057
35,847	Continental Building Products, Inc.(b)	1,024,507
65,273	Covanta Holding Corp.	1,080,921
122,922	Evoqua Water Technologies Corp.(b)	1,123,507
18,179	Fastenal Co.	1,077,288
105,776	Foundation Building Materials, Inc.(b)	1,034,489
12,989	Genesee & Wyoming, Inc., Class A(b)	1,081,724
59,682	GMS, Inc.(b)	1,121,425
10,447	Kansas City Southern	1,076,563
54,052	Knoll, Inc.	1,046,987
75,554	Mesa Air Group, Inc.(b)	912,692
19,346	SkyWest, Inc.	1,115,877
20,281	Spirit Airlines, Inc.(b)	1,300,418
7,157	Union Pacific Corp.	1,100,603
9,482	United Parcel Service, Inc., Class B	1,093,180
13,597	Waste Connections, Inc.	1,067,093

		19,272,497

	Information Technology - 14.5%
22,801	Alarm.com Holdings, Inc.(b)	1,159,431
14,087	Arrow Electronics, Inc.(b)	1,084,276
24,119	Avnet, Inc.	1,056,895
19,633	Bottomline Technologies (DE), Inc.(b)	1,081,189
24,632	EchoStar Corp., Class A(b)	1,030,603
20,266	Envestnet, Inc.(b)	1,107,334
22,731	FLIR Systems, Inc.	1,042,444
38,141	GDS Holdings Ltd. ADR (China)(b)	1,124,778
29,533	Instructure, Inc.(b)	1,115,461
167,694	Internap Corp.(b)	1,001,133
7,694	IPG Photonics Corp.(b)	1,093,702
20,029	Itron, Inc.(b)	1,084,771
25,604	Lumentum Holdings, Inc.(b)	1,138,610
10,002	Microsoft Corp.	1,109,122
58,332	MiX Telematics Ltd. ADR (South Africa)	1,048,809
55,417	nLight, Inc.(b)	1,058,465
14,442	RingCentral, Inc., Class A(b)	1,197,242
8,345	salesforce.com, Inc.(b)	1,191,332
6,481	ServiceNow, Inc.(b)	1,200,735
22,646	SS&C Technologies Holdings, Inc.	1,090,405
134,636	Switch, Inc., Class A	1,046,122
13,691	SYNNEX Corp.	1,105,411
12,632	Worldpay, Inc., Class A(b)	1,083,952

		25,252,222

	Real Estate - 5.1%
24,410	CBRE Group, Inc., Class A(b)	1,066,229
19,518	CyrusOne, Inc. REIT	1,094,569
2,693	Equinix, Inc. REIT	1,037,559
49,488	Invitation Homes, Inc. REIT	1,062,013
77,659	Landmark Infrastructure Partners LP	1,049,173
46,448	Newmark Group, Inc., Class A	379,485
58,332	Retail Opportunity Investments Corp. REIT	1,055,809
54,596	Uniti Group, Inc. REIT(b)	1,088,098
38,669	Weyerhaeuser Co. REIT	1,021,248

		8,854,183

	Total Common Stocks & Other Equity Interests (Cost $166,380,869)	173,734,645

	Money Market Fund - 0.0%
68,699	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(c)
	(Cost $68,699)	$68,699

	Total Investments in Securities (Cost $166,449,568) - 100.0%	173,803,344
	Other assets less liabilities - (0.0)%	(36,839)

	Net Assets - 100.0%	$173,766,505

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco Wilshire US REIT ETF (WREI)

November 30, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Diversified REITs - 4.5%
910	American Assets Trust, Inc.	$37,874
2,074	Empire State Realty Trust, Inc., Class A	33,578
4,574	Forest City Realty Trust, Inc., Class A	115,722
2,844	Liberty Property Trust	128,805
527	PS Business Parks, Inc.	74,318
1,517	Washington Real Estate Investment Trust	40,899
3,107	WP Carey, Inc.	210,499

		641,695

	Health Care REITs - 12.4%
9,079	HCP, Inc.	265,651
2,415	Healthcare Realty Trust, Inc.	74,865
4,034	Healthcare Trust of America, Inc., Class A	113,436
813	National Health Investors, Inc.	63,398
3,855	Omega Healthcare Investors, Inc.	146,259
3,437	Sabra Health Care REIT, Inc.	66,300
4,582	Senior Housing Properties Trust	63,048
249	Universal Health Realty Income Trust	17,482
6,882	Ventas, Inc.	436,938
7,184	Welltower, Inc.	519,619

		1,766,996

	Hotel & Resort REITs - 6.2%
4,441	Apple Hospitality REIT, Inc.	70,479
1,768	Ashford Hospitality Trust, Inc.	8,752
589	Braemar Hotels & Resorts, Inc.	5,595
885	Chatham Lodging Trust	17,691
1,164	Chesapeake Lodging Trust	34,419
4,007	DiamondRock Hospitality Co.	42,234
759	Hersha Hospitality Trust	14,497
3,169	Hospitality Properties Trust	85,056
14,352	Host Hotels & Resorts, Inc.	272,688
1,703	LaSalle Hotel Properties	54,598
1,331	Pebblebrook Hotel Trust	46,479
3,380	RLJ Lodging Trust	68,749
990	Ryman Hospitality Properties, Inc.	73,369
2,020	Summit Hotel Properties, Inc.	22,523
4,401	Sunstone Hotel Investors, Inc.	67,159

		884,288

	Industrial REITs - 9.4%
6,906	Duke Realty Corp.	196,545
689	EastGroup Properties, Inc.	68,914
2,429	First Industrial Realty Trust, Inc.	77,874
389	Industrial Logistics Properties Trust	8,196
1,707	Monmouth Real Estate Investment Corp.	23,779
12,172	Prologis, Inc.	819,662
1,760	Rexford Industrial Realty, Inc.	57,446
2,014	STAG Industrial, Inc.	53,955
1,126	Terreno Realty Corp.	43,925

		1,350,296

	Office REITs - 14.6%
2,043	Alexandria Real Estate Equities, Inc.	254,353
2,833	Boston Properties, Inc.	371,690
3,444	Brandywine Realty Trust	49,146
2,275	Columbia Property Trust, Inc.	48,844
1,991	Corporate Office Properties Trust	48,720

8,105	Cousins Properties, Inc.	$68,487
3,270	Douglas Emmett, Inc.	120,728
1,164	Easterly Government Properties, Inc.	21,208
2,342	Equity Commonwealth	74,405
2,067	Franklin Street Properties Corp.	15,916
1,912	Government Properties Income Trust	16,826
1,995	Highwoods Properties, Inc.	86,523
3,021	Hudson Pacific Properties, Inc.	93,228
2,320	JBG SMITH Properties	92,962
1,931	Kilroy Realty Corp.	135,344
1,741	Mack-Cali Realty Corp.	37,710
324	New York REIT, Inc.(b)(c)	4,536
960	NorthStar Realty Europe Corp.	15,706
3,896	Paramount Group, Inc.	55,596
2,475	Piedmont Office Realty Trust, Inc., Class A	45,862
1,676	SL Green Realty Corp.	161,600
979	Tier REIT, Inc.	23,046
3,417	Vornado Realty Trust	245,887

		2,088,323

	Residential REITs - 19.7%
2,636	American Campus Communities, Inc.	115,536
5,395	American Homes 4 Rent, Class A	112,378
3,048	Apartment Investment & Management Co., Class A	143,530
2,669	AvalonBay Communities, Inc.	508,631
1,787	Camden Property Trust	170,051
1,725	Equity LifeStyle Properties, Inc.	171,689
7,111	Equity Residential	506,659
1,278	Essex Property Trust, Inc.	335,488
2,302	Investors Real Estate Trust	12,270
5,706	Invitation Homes, Inc.	122,451
2,199	Mid-America Apartment Communities, Inc.	227,728
426	NexPoint Residential Trust, Inc.	15,545
1,565	Sun Communities, Inc.	162,916
5,174	UDR, Inc.	220,516

		2,825,388

	Retail REITs - 16.6%
1,571	Acadia Realty Trust	45,041
52	Alexander’s, Inc.	16,150
5,835	Brixmor Property Group, Inc.	96,277
3,329	CBL & Associates Properties, Inc.	8,689
1,759	Cedar Realty Trust, Inc.	6,315
1,423	Federal Realty Investment Trust	187,964
8,109	Kimco Realty Corp.	132,582
1,613	Kite Realty Group Trust	26,631
2,062	Macerich Co. (The)	103,698
1,277	Pennsylvania Real Estate Investment Trust	10,459
3,275	Regency Centers Corp.	208,487
2,174	Retail Opportunity Investments Corp.	39,349
4,233	Retail Properties of America, Inc., Class A	53,293
1,545	RPT Realty	22,078
247	Saul Centers, Inc.	13,005
5,978	Simon Property Group, Inc.	1,110,055
2,919	SITE Centers Corp.	36,312
1,811	Tanger Factory Outlet Centers, Inc.	42,830
1,176	Taubman Centers, Inc.	62,257
2,198	Urban Edge Properties	43,828
764	Urstadt Biddle Properties, Inc., Class A	15,723
3,587	Washington Prime Group, Inc.	22,419
2,469	Weingarten Realty Investors	71,255

		2,374,697

	Specialized REITs - 16.5%
664	CoreSite Realty Corp.	64,713
3,584	CubeSmart	111,606
1,906	CyrusOne, Inc.	106,888
3,981	Digital Realty Trust, Inc.	457,974

Schedule of Investments(a)

1,538	Equinix, Inc.	$592,561
2,445	Extra Space Storage, Inc.	234,671
898	Life Storage, Inc.	87,681
1,090	National Storage Affiliates Trust	30,487
2,999	Public Storage	639,567
720	QTS Realty Trust, Inc., Class A	29,225

		2,355,373

	Total Common Stocks & Other Equity Interests (Cost $14,588,266)	14,287,056

	Money Market Fund - 0.1%
15,656	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.12%(d) (Cost $15,656)	15,656

	Total Investments in Securities (Cost $14,603,922) - 100.0%	14,302,712
	Other assets less liabilities - 0.0%	1,024

	Net Assets - 100.0%	$14,303,736

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(d)

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of November 30, 2018, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Invesco BRIC ETF
Investments in Securities
Common Stocks & Other Equity Interests	$63,074,276	$—	$86,746	$63,161,022
Money Market Funds	99,808	—	—	99,808

Total Investments	$63,174,084	$—	$86,746	$63,260,830

Invesco Wilshire US REIT ETF
Investments in Securities
Common Stocks & Other Equity Interests	$14,282,520	$—	$4,536	$14,287,056
Money Market Funds	15,656	—	—	15,656

Total Investments	$14,298,176	$—	$4,536	$14,302,712

Subsequent Event

At a meeting held on December 13, 2018, the Board of Trustees of the Trust approved the termination and winding down of Invesco Wilshire US REIT ETF, with the liquidation payment to shareholders expected to take place on or about February 27, 2019. Investors who have elected not to sell their shares before market close on February 20, 2019 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, on or about February 27, 2019.

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust

By (Signature and Title) /s/ Daniel E. Draper
Daniel E. Draper
President

Date    1/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Daniel E. Draper
Daniel E. Draper
President

Date 1/29/2019

By (Signature and Title) /s/ Kelli Gallegos
Kelli Gallegos
Treasurer

Date    1/29/2019